Employee Benefit Plans (Details 5) (Pension, USD $) In Thousands, unless otherwise specified												12 Months Ended													12 Months Ended												12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Quoted Prices in Active Markets for Identical Assets (Level 1)	Dec. 31, 2012 Quoted Prices in Active Markets for Identical Assets (Level 1)	Dec. 31, 2013 Other Observable Inputs (Level 2)	Dec. 31, 2012 Other Observable Inputs (Level 2)	Dec. 31, 2013 Cash equivalents	Dec. 31, 2012 Cash equivalents	Dec. 31, 2013 Cash equivalents Quoted Prices in Active Markets for Identical Assets (Level 1)	Dec. 31, 2012 Cash equivalents Quoted Prices in Active Markets for Identical Assets (Level 1)	Dec. 31, 2013 Equity securities:	Dec. 31, 2013 U.S. large-cap	Dec. 31, 2012 U.S. large-cap	Dec. 31, 2013 U.S. large-cap Quoted Prices in Active Markets for Identical Assets (Level 1)	Dec. 31, 2012 U.S. large-cap Quoted Prices in Active Markets for Identical Assets (Level 1)	Dec. 31, 2013 U.S. mid-cap	Dec. 31, 2012 U.S. mid-cap	Dec. 31, 2013 U.S. mid-cap Quoted Prices in Active Markets for Identical Assets (Level 1)	Dec. 31, 2012 U.S. mid-cap Quoted Prices in Active Markets for Identical Assets (Level 1)	Dec. 31, 2013 U.S. small-cap	Dec. 31, 2012 U.S. small-cap	Dec. 31, 2013 U.S. small-cap Quoted Prices in Active Markets for Identical Assets (Level 1)	Dec. 31, 2012 U.S. small-cap Quoted Prices in Active Markets for Identical Assets (Level 1)	Dec. 31, 2013 International	Dec. 31, 2012 International	Dec. 31, 2013 International Quoted Prices in Active Markets for Identical Assets (Level 1)	Dec. 31, 2012 International Quoted Prices in Active Markets for Identical Assets (Level 1)	Dec. 31, 2013 Real estate	Dec. 31, 2012 Real estate	Dec. 31, 2013 Real estate Quoted Prices in Active Markets for Identical Assets (Level 1)	Dec. 31, 2012 Real estate Quoted Prices in Active Markets for Identical Assets (Level 1)	Dec. 31, 2013 Commodities	Dec. 31, 2012 Commodities	Dec. 31, 2013 Commodities Quoted Prices in Active Markets for Identical Assets (Level 1)	Dec. 31, 2012 Commodities Quoted Prices in Active Markets for Identical Assets (Level 1)	Dec. 31, 2013 Fixed income securities:	Dec. 31, 2013 U.S. gov't agency obligations	Dec. 31, 2012 U.S. gov't agency obligations	Dec. 31, 2013 U.S. gov't agency obligations Other Observable Inputs (Level 2)	Dec. 31, 2012 U.S. gov't agency obligations Other Observable Inputs (Level 2)	Dec. 31, 2013 Corporate investment grade	Dec. 31, 2012 Corporate investment grade	Dec. 31, 2013 Corporate investment grade Other Observable Inputs (Level 2)	Dec. 31, 2012 Corporate investment grade Other Observable Inputs (Level 2)	Dec. 31, 2012 Corporate non-investment grade	Dec. 31, 2012 Corporate non-investment grade Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure
Long-term investment target mix for the plan (as a percent)												70.00%																									30.00%
Fair Value	$ 13,532	$ 11,707	$ 10,034	$ 11,874	$ 8,465	$ 1,659	$ 3,242	$ 675	$ 485	$ 675	$ 485		$ 6,506	$ 4,335	$ 6,506	$ 4,335	$ 820	$ 575	$ 820	$ 575	$ 1,151	$ 635	$ 1,151	$ 635	$ 2,016	$ 1,670	$ 2,016	$ 1,670	$ 387	$ 395	$ 387	$ 395	$ 319	$ 370	$ 319	$ 370		$ 1,450	$ 2,726	$ 1,450	$ 2,726	$ 209	$ 416	$ 209	$ 416	$ 100	$ 100
Percentage of securities comprising of low-cost equity index funds not actively managed that track the MSCI EAFE																									32.00%	37.00%